DISCONTINUED OPERATIONS - Balance Sheet (Details) - CAD ($) $ in Millions	Mar. 31, 2024	Feb. 16, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of analysis of single amount of discontinued operations [line items]
Total current assets	$ 2,006.5		$ 2,235.0
Property, plant and equipment	2,515.6		2,387.1	$ 2,129.3
Right-of-use assets	545.8		426.9	373.0
Goodwill	1,971.3		2,663.3	2,464.3
Intangible assets	3,271.9		4,050.8	3,796.3
Deferred tax assets	233.3		125.1
Other non-current assets	602.3		620.6
Total assets	9,834.1		10,436.5
Current liabilities	2,358.4		2,246.7
Deferred tax liabilities	36.6		129.3
Other non-current liabilities	181.1		198.2
Total liabilities	5,531.5		5,847.6
Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Total current assets		$ 112.3
Property, plant and equipment		6.9
Right-of-use assets		9.8
Goodwill	$ 0.0	120.4	$ 120.4	$ 111.7
Intangible assets		168.0
Deferred tax assets		26.5
Other non-current assets		14.5
Total assets		338.0
Current liabilities		37.1
Long-term debt (lease liabilities), including current portion		12.2
Deferred tax liabilities		1.4
Other non-current liabilities		17.7
Total liabilities		68.4
Net assets disposed		$ 269.6